Other Payable (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Private loan risk, percentage	3.00%	3.00%